Condensed Financial Information (Parent Company Only) - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 188,070	$ 126,526		$ 65,265
Prepaid expenses and other current assets	27,048	20,376		12,415
Total current assets	337,922	285,187		240,998
Total assets	2,340,970	2,306,079		2,331,651
Current liabilities:
Current portion of long-term debt	0	0		17,920
Total current liabilities	417,139	358,617		344,341
Total liabilities	732,561	676,623		1,160,800
Commitments and contingencies
Stockholders' equity:
Common stock, $0.0001 par value, 1,500,000,000 shares authorized at March 31, 2022 and December 31, 2021, respectively; 481,266,396 and 481,121,695 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	48	48		42
Additional paid-in capital	2,493,972	2,483,761		1,936,406
Accumulated other comprehensive income/(loss)	(2,615)	(2,746)		(69)
Accumulated deficit	(882,996)	(851,607)		(765,528)
Total stockholders' equity	1,608,409	1,629,456	$ 1,154,474	1,170,851	$ 1,235,781	$ 1,278,900
Total liabilities and stockholders' equity	$ 2,340,970	2,306,079		2,331,651
Cvent Holding Corp.
Current assets:
Cash and cash equivalents		0		0
Prepaid expenses and other current assets		3,122		0
Total current assets		3,122		0
Investment in subsidiaries		1,626,334		1,170,949
Total assets		1,629,456		1,170,949
Current liabilities:
Current portion of long-term debt		0		0
Total current liabilities		0		0
Due to subsidiaries		0		98
Total liabilities		0		98
Commitments and contingencies		0		0
Stockholders' equity:
Common stock, $0.0001 par value, 1,500,000,000 shares authorized at March 31, 2022 and December 31, 2021, respectively; 481,266,396 and 481,121,695 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively		48		42
Additional paid-in capital		2,483,761		1,936,406
Accumulated other comprehensive income/(loss)		(2,746)		(69)
Accumulated deficit		(851,607)		(765,528)
Total stockholders' equity		1,629,456		1,170,851
Total liabilities and stockholders' equity		$ 1,629,456		$ 1,170,949